PGIM Jennison Value Fund
Schedule of Investments as of May 31, 2023 (unaudited)
Description	Shares	Value
Long-Term Investments 96.8%
Common Stocks
Aerospace & Defense 3.5%
Airbus SE (France)	47,844	$6,283,127
Raytheon Technologies Corp.	98,529	9,078,462
		15,361,589
Automobile Components 1.0%
Aptiv PLC*	49,645	4,372,732
Automobiles 1.3%
General Motors Co.	181,967	5,897,550
Banks 7.7%
Bank of America Corp.	264,816	7,359,237
JPMorgan Chase & Co.	105,329	14,294,198
PNC Financial Services Group, Inc. (The)	57,990	6,716,982
Truist Financial Corp.	171,500	5,225,605
		33,596,022
Beverages 1.9%
PepsiCo, Inc.	46,716	8,518,663
Biotechnology 2.9%
AbbVie, Inc.	59,659	8,230,556
Amgen, Inc.	20,991	4,631,664
		12,862,220
Building Products 1.3%
Johnson Controls International PLC	97,142	5,799,377
Capital Markets 3.2%
Blackstone, Inc.	50,416	4,317,626
Goldman Sachs Group, Inc. (The)	29,731	9,629,871
		13,947,497
Chemicals 3.7%
DuPont de Nemours, Inc.	77,462	5,204,672
Linde PLC	31,744	11,226,583
		16,431,255

PGIM Jennison Value Fund
Schedule of Investments as of May 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Communications Equipment 1.4%
Cisco Systems, Inc.	123,601	$6,139,262
Consumer Staples Distribution & Retail 2.4%
Walmart, Inc.	71,560	10,510,017
Electric Utilities 1.2%
NextEra Energy, Inc.	71,730	5,269,286
Energy Equipment & Services 1.0%
Schlumberger NV	102,974	4,410,376
Food Products 1.5%
Mondelez International, Inc. (Class A Stock)	89,245	6,551,475
Ground Transportation 1.2%
Union Pacific Corp.	26,226	5,049,030
Health Care Equipment & Supplies 2.1%
Abbott Laboratories	66,837	6,817,374
GE HealthCare Technologies, Inc.	28,889	2,296,964
		9,114,338
Health Care Providers & Services 1.6%
Centene Corp.*	43,569	2,719,141
Cigna Group (The)	17,897	4,427,897
		7,147,038
Hotels, Restaurants & Leisure 3.2%
Marriott International, Inc. (Class A Stock)	21,844	3,665,205
McDonald’s Corp.	37,132	10,586,704
		14,251,909
Household Products 1.8%
Procter & Gamble Co. (The)	55,028	7,841,490
Industrial Conglomerates 0.8%
General Electric Co.	35,573	3,611,727
Insurance 6.1%
Chubb Ltd.	62,473	11,607,483
Marsh & McLennan Cos., Inc.	34,920	6,047,446

PGIM Jennison Value Fund
Schedule of Investments as of May 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Insurance (cont’d.)
MetLife, Inc.	116,704	$5,782,683
RenaissanceRe Holdings Ltd. (Bermuda)	16,878	3,179,309
		26,616,921
Interactive Media & Services 4.5%
Alphabet, Inc. (Class A Stock)*	42,308	5,198,384
Meta Platforms, Inc. (Class A Stock)*	54,691	14,477,802
		19,676,186
Machinery 4.4%
Deere & Co.	11,528	3,988,458
Fortive Corp.	66,657	4,340,037
Otis Worldwide Corp.	84,591	6,725,830
Parker-Hannifin Corp.	13,013	4,169,886
		19,224,211
Multi-Utilities 3.5%
CenterPoint Energy, Inc.	217,814	6,144,533
NiSource, Inc.	340,396	9,153,248
		15,297,781
Office REITs 1.3%
Alexandria Real Estate Equities, Inc.	48,813	5,538,323
Oil, Gas & Consumable Fuels 7.5%
Chevron Corp.	88,916	13,392,528
ConocoPhillips	57,720	5,731,596
Hess Corp.(a)	57,971	7,343,187
Williams Cos., Inc. (The)	219,705	6,296,745
		32,764,056
Passenger Airlines 1.1%
Delta Air Lines, Inc.*(a)	129,556	4,706,770
Pharmaceuticals 8.1%
AstraZeneca PLC (United Kingdom), ADR	141,203	10,319,115
Bristol-Myers Squibb Co.	205,705	13,255,630
Eli Lilly & Co.	28,338	12,170,038
		35,744,783

PGIM Jennison Value Fund
Schedule of Investments as of May 31, 2023 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Semiconductors & Semiconductor Equipment 5.8%
Advanced Micro Devices, Inc.*	44,220	$5,227,246
Broadcom, Inc.	11,017	8,901,296
Lam Research Corp.	5,800	3,576,860
NXP Semiconductors NV (China)	23,622	4,230,700
QUALCOMM, Inc.	31,861	3,613,356
		25,549,458
Software 4.2%
Microsoft Corp.	32,914	10,808,628
Salesforce, Inc.*	34,142	7,626,640
		18,435,268
Specialty Retail 1.0%
Lowe’s Cos., Inc.	21,812	4,387,048
Technology Hardware, Storage & Peripherals 2.9%
Apple, Inc.	54,163	9,600,392
Dell Technologies, Inc. (Class C Stock)	70,667	3,166,588
		12,766,980
Wireless Telecommunication Services 1.7%
T-Mobile US, Inc.*(a)	54,149	7,431,950

Total Long-Term Investments (cost $291,551,341)		424,822,588

Short-Term Investments 5.5%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund(wi)	12,474,010	12,474,010
PGIM Institutional Money Market Fund (cost $11,947,716; includes $11,816,466 of cash collateral for securities on loan)(b)(wi)	11,954,330	11,947,157

Total Short-Term Investments (cost $24,421,726)		24,421,167

TOTAL INVESTMENTS 102.3% (cost $315,973,067)		449,243,755
Liabilities in excess of other assets (2.3)%		(10,292,182)

Net Assets 100.0%		$438,951,573

PGIM Jennison Value Fund
Schedule of Investments as of May 31, 2023 (unaudited) (continued)

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ADR—American Depositary Receipt
REITs—Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $11,533,422; cash collateral of $11,816,466 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wi)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Government Money Market Fund and PGIM Institutional Money Market Fund, if applicable.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).